Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The following share-based payment amounts are included in the income statements as operating costs.

FOR THE YEAR ENDED DECEMBER 31	2021	2020
ESP	(30)	(31)
RSUs/PSUs	(59)	(51)
Other (1)	(6)	(9)
Total share-based payments	(95)	(91)
(1) Includes DSUs and stock options.

Disclosure of number and weighted average exercise prices of other equity instruments
The following table summarizes RSUs/PSUs outstanding at December 31, 2021 and 2020.

NUMBER OF RSUs/PSUs	2021	2020
Outstanding, January 1	2,973,393	2,915,118
Granted(1)	1,178,794	866,127
Dividends credited	175,516	165,435
Settled	(1,135,128)	(935,117)
Forfeited	(106,908)	(38,170)
Outstanding, December 31	3,085,667	2,973,393
Vested, December 31(2)	1,000,394	1,065,454
(1)The weighted average fair value of the RSUs/PSUs granted was $60 in 2021 and $63 in 2020.
(2)The RSUs/PSUs vested on December 31, 2021 were fully settled in February 2022 with BCE common shares and/or DSUs.

Disclosure of number and weighted average exercise prices of share options
The following table summarizes stock options outstanding at December 31, 2021 and 2020.

		2021		2020
	NOTE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1		15,650,234	59	12,825,541	57
Granted		—	—	3,420,407	65
Exercised(1)	30	(4,603,861)	57	(506,828)	52
Forfeited or expired		(267,649)	60	(88,886)	61
Outstanding, December 31		10,778,724	60	15,650,234	59
Exercisable, December 31		4,316,424	58	5,186,600	58
(1)The weighted average market share price for options exercised was $64 in 2021 and $63 in 2020.

Disclosure of range of exercise prices of outstanding share options
The following table provides additional information about BCE’s stock option plans at December 31, 2021 and 2020.

	STOCK OPTIONS OUTSTANDING
	2021			2020
RANGE OF EXERCISE PRICES	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)		WEIGHTED AVERAGE EXERCISE PRICE ($)
$40-$49	—	—	—	187,744	—	¹	48
$50-$59	7,442,442	4	58	11,998,200	5		58
$60 & above	3,336,282	8	65	3,464,290	9		65
	10,778,724	6	60	15,650,234	7		59
(1) Stock options outstanding expired in February 2021.